K&L GATES LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

October 28, 2013

VIA EDGAR

James E. O’Connor
Attorney/Advisor
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:          Stone Ridge Trust II
Pre-Effective Amendment No. 3 to Registration Statement on Form N-2(File Nos. 333-190021, 811-22870)

Dear Mr. O’Connor:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Stone Ridge Trust II (the “Trust”), is the Trust’s third pre-effective amendment to its registration statement on Form N-2 (the “Pre-Effective Amendment No. 3”).  This Pre-Effective Amendment No. 3 registers additional shares.  PEA No. 3 contains no material changes from PEA No. 2 filed on October 15, 2013 other than to identify an additional portfolio manager of the Trust.  All required disclosure related to this additional portfolio manager has been included in this PEA No. 3

Included with Pre-Effective Amendment No. 3, both the Trust and the Distributor formally request acceleration of effectiveness of the Registration Statement to October 30, 2013.

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Any questions or comments should be directed to the undersigned at 617.261.3246.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano